Commitments and Contingencies Commitments and Contingencies Narrative (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2011 Vendor Supplied Component Warranty Expense Type [Member]	Dec. 31, 2010 Arbitration claims in Sweden [Member]	Dec. 31, 2011 Corrective actions for specific customers warranty charge type [Member]	Dec. 31, 2011 A specific batch of C&I meters that were manufactured with a misaligned automated solder-feeder [Member]
Reduction in YTD Q3 2010 revenue due to restatement	$ 6.1
Impact of Restatement on Earnings Per Share, Diluted	$ 0.11
Recovery Associated With Settlement Of Product Claims		8.6
Warranty charge			$ 12.6	$ 14.4	$ 4.7	$ 6.6